COMMITMENTS AND CONTINGENT LIABILITIES (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ILS (₪)
Registration Payment Arrangement [Line Items]
Monthly lease amount	$ 172
Future minimum lease commitments
2018	1,164
2019	191
2020	188
Total	1,543
Bank guarantee	950
Operating Leases, Rent Expense	2,065	$ 2,062	$ 884
Maximum
Future minimum lease commitments
Bank guarantee	$ 32			₪ 109